Postemployment Benefits Pension Plans - Changes in Benefit Obligations, Fair Value of Plan Assets, and Funded Status (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 6,908
Fair value of plan assets at end of year	7,676	$ 6,908
U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	4,060	4,719
Service cost	7	10	$ 11
Interest cost	163	158	178
Benefits paid	(331)	(191)
Actuarial losses/(gains)	602	(447)
Plan amendments	0	1
Currency	0	0
Settlements	0	(190)
Curtailments	0	0	0
Special/contractual termination benefits	0	0
Other	0	0
Benefit obligation at end of year	4,501	4,060	4,719
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	4,219	4,785
Actual return on plan assets	947	(185)
Employer contributions	0	0
Benefits paid	(331)	(191)
Currency	0	0
Settlements	0	(190)
Other	0	0
Fair value of plan assets at end of year	4,835	4,219	4,785
Net pension liability/(asset) recognized at end of year	334	159
Non-U.S. Plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,930	3,464
Service cost	17	19	19
Interest cost	51	67	66
Benefits paid	(122)	(126)
Actuarial losses/(gains)	252	(118)
Plan amendments	0	14
Currency	59	(175)
Settlements	0	(1,221)
Curtailments	0	(1)	0
Special/contractual termination benefits	4	7
Other	(4)	0
Benefit obligation at end of year	2,187	1,930	3,464
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,689	4,156
Actual return on plan assets	177	49
Employer contributions	19	57
Benefits paid	(122)	(126)
Currency	78	(221)
Settlements	0	(1,221)
Other	0	(5)
Fair value of plan assets at end of year	2,841	2,689	$ 4,156
Net pension liability/(asset) recognized at end of year	$ 654	$ 759